SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Concentration of risks
Number of operating segments	2
Cash and cash equivalents and temporarily restricted cash	$ 37,596
Product concentration risk | Revenue | Video processor business
Concentration of risks
Customers accounted for (as a percent)	32.00%	75.00%	80.00%
Product concentration risk | Revenue | Video surveillance solution business
Concentration of risks
Customers accounted for (as a percent)	68.00%	25.00%	20.00%
Customer concentration risk | Product revenue | Top ten customers
Concentration of risks
Customers accounted for (as a percent)	82.00%	91.00%	89.00%
Number of major customers	10	10	10
Customer concentration risk | Revenue | Customer B
Concentration of risks
Customers accounted for (as a percent)	3.00%	7.00%	11.00%
Customer concentration risk | Revenue | Customer Z
Concentration of risks
Customers accounted for (as a percent)	33.00%	0.00%	0.00%
Customer concentration risk | Revenue | Customer P
Concentration of risks
Customers accounted for (as a percent)	26.00%	63.00%	56.00%
Customer concentration risk | Revenue | Customer S
Concentration of risks
Customers accounted for (as a percent)	7.00%	11.00%	13.00%
Concentration of credit risk | Accounts Receivable | Customer P
Concentration of risks
Customers accounted for (as a percent)	5.00%	25.00%
Concentration of credit risk | Accounts Receivable | Customer S
Concentration of risks
Customers accounted for (as a percent)	33.00%	49.00%